UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-21836

Giant 5 Funds
(Exact name of registrant as specified in charter)

128 South Tejon, Suite 150
Colorado Springs, CO  80903
 (Address of principal executive offices)(zip code)

Michael G. Willis
The Willis Group
128 South Tejon, Suite 150
Colorado Springs, CO  80903
 (Name and address of agent for service)

Registrant's telephone number, including area code: (719) 884-7500

Date of fiscal year end: March 31

Date of reporting period: June 30, 2010

Item 1.  Schedule of Investments

Giant 5 Total Investment System
Schedule of Portfolio Investments
June 30, 2010 (Unaudited)

Security Description	Shares or Principal Amount	Value

Investment Companies - 97.6%
BlackRock Energy & Resources Portfolio, Class I*	41,033	$1,257,254
Cohen & Steers Asia Pacific Realty Shares, Inc., Class I	61,058	461,596
E.I.I. International Property Fund, Class I	90,499	1,285,082
Fidelity Select Materials Portfolio	58,877	2,810,210
First American Real Estate Securities Fund, Class Y	89,231	1,336,673
First Eagle Global Fund, Class I	20,061	794,233
First Eagle Overseas Fund, Class I	37,412	740,006
Franklin Mutual European Fund, Class Z	8,464	166,820
ICON Materials Fund	50,069	422,082
Ivy Global Natural Resources Fund, Class I*	1,597	24,859
JPMorgan Small Cap Equity Fund, Class S	1,000	29,890
Matthews China Fund	38,630	959,953
Matthews India Fund	21,815	395,942
Metzler/Payden European Emerging Markets Fund*	7,831	173,381
Morgan Stanley Institutional Fund, Inc., International Real Estate Portfolio, Class I	17,256	259,536
Morgan Stanley Institutional Fund, Inc., U.S. Real Estate Portfolio, Class I	7,474	88,346
Oppenheimer International Bond Fund, Class Y	80,031	496,991
T. Rowe Price Latin America Fund	3,272	141,324
U.S. Global Investors Funds, Eastern European Fund*	13,213	107,952
Vanguard Energy Fund, Admiral Shares	19,866	1,908,752
Vanguard Inflation-Protected Securities Fund, Admiral Shares	84,463	2,152,109

Total Investment Companies (Cost $16,079,645)		16,012,991

Short-Term Investments - 2.4%
Fidelity Institutional Treasury Portfolio, Class I, 0.010%, 7/1/2010(a)	$391,370	$391,370

Total Short-Term Investments (Cost $391,370)		391,370

Total Investments - 100.0% (Cost $16,471,015)		16,404,361

Other Liabilities in Excess of Assets - 0.0%		(6,562)

NET ASSETS -100.0%		$16,397,799

* Non-income producing.

(a) Variable rate security; the rate shown represents the rate at June 30, 2010.

See Notes to the Schedule of Investments.

Giant 5 Total Index System
Schedule of Portfolio Investments
June 30, 2010 (Unaudited)

Security Description	Shares or Principal Amount	Value

Exchange Traded Funds - 94.5%
Claymore/AlphaShares China Real Estate ETF	10,000	$162,200
Energy Select Sector SPDR Fund	14,133	702,127
First Trust ISE Chindia Index Fund	39,000	802,304
iShares Barclays 1-3 Year Treasury Bond Fund	100	8,412
iShares Barclays TIPS Bond Fund	15,300	1,635,723
iShares S&P Europe 350 Index Fund	13,584	425,858
iShares S&P Global Energy Sector Index Fund	4,185	122,411
Materials Select Sector SPDR Fund	27,000	765,720
PowerShares FTSE RAFI U.S. 1000 Portfolio	11,855	539,521
PowerShares FTSE RAFI U.S. 1500 Small-Mid Portfolio	7,370	367,173
PowerShares Golden Dragon Halter USX China Portfolio	10,000	225,550
PowerShares WilderHill Clean Energy Portfolio*	4,000	33,040
SPDR Barclays Capital International Treasury Bond ETF	434	23,328
SPDR Barclays Capital TIPS ETF	5,000	263,850
SPDR DB International Government Inflation-Protected Bond ETF	10,000	518,700
SPDR Dow Jones International Real Estate ETF	26,500	826,005
SPDR Dow Jones REIT ETF	983	50,143
SPDR S&P Oil & Gas Equipment & Services ETF	6,000	150,000
SPDR S&P Oil & Gas Exploration & Production ETF	4,000	155,960
Vanguard Energy ETF	14,200	1,034,328
Vanguard Information Technology ETF	5,000	247,300
Vanguard Materials ETF	10,524	631,861
Vanguard REIT ETF	27,500	1,278,475
WisdomTree International Basic Materials Sector Fund	50,650	1,184,704
WisdomTree International Energy Sector Fund	17,993	355,182
WisdomTree International MidCap Dividend Fund	4,000	164,080
WisdomTree International Real Estate Fund	20,000	464,820
WisdomTree International SmallCap Dividend Fund	3,500	142,730

Total Exchange Traded Funds (Cost $16,293,259)		13,281,505

Short-Term Investments - 5.3%
Fidelity Institutional Treasury Portfolio, Class I, 0.010%, 7/1/2010(a)	$740,190	$740,190

Total Short-Term Investments (Cost $740,190)		740,190

Total Investments - 99.8% (Cost $17,033,449)		14,021,695

Other Assets in Excess of Liabilities - 0.2%		29,110

NET ASSETS -100.0%		$14,050,805

* Non-income producing.

(a) Variable rate security; the rate shown represents the rate at June 30, 2010.

See Notes to the Schedule of Investments.

GIANT 5 FUNDS
NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2010
(Unaudited)

1. ORGANIZATION

Giant 5 Funds (the “Trust”) was organized as a trust under the laws of the State of Delaware on November 9, 2005. The Trust is an open-end investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value. The trust currently offers shares of two series, each of which has different and distinct investment objectives and policies: the Giant 5 Total Investment System and the Giant 5 Total Index System (individually a “Fund,” collectively the “Funds”).

The investment objective for each Fund is to seek total return. To pursue its investment objective, the Giant 5 Total Investment System will make investments primarily in other mutual funds that are not affiliated with the Fund. To pursue its investment objective, the Giant 5 Total Index System will primarily invest in unaffiliated index funds and exchange traded funds.

Each Fund is non-diversified, as that term is defined in the 1940 Act, and each Fund is a “fund of funds,” which means that each Fund invests in other mutual funds and exchange traded funds (“Underlying Funds”).

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by Trust in the preparation of its schedules of portfolio investments. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of schedules of portfolio investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts at the date of the schedules of portfolio investments. Actual results could differ from those estimates.

SECURITY VALUATION

The value of assets in a Fund’s portfolio is determined on the basis of their market value, or where market quotations are not readily available or are deemed unreliable due to a significant event or otherwise, based on fair value as determined in good faith in accordance with the procedures established by, and under the general supervision of, the

Funds’ Board of Trustees.  The Funds may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Funds do not price their shares. The value of portfolio securities held by the Funds may change on days when shareholders will not be able to purchase or redeem shares.

As noted above, each Fund is a fund of funds, primarily invested in mutual funds and exchange traded funds that have their own internal fair pricing and valuation procedures. Due to this structure, the Underlying Funds’ policies will be used in the daily calculation of their net asset value per share (“NAV”), which will, in turn, be used in calculating the Funds’ NAV. If for any reason, a mutual fund held by the Funds’ does not provide its NAV to the Fund in timely fashion for the Fund’s NAV calculation, for valuation purposes, the last available NAV for the mutual fund will be adjusted by the percentage a predetermined benchmark rose or declined on that particular trading day.

A Fund will fair value price its securities when market quotations are not readily available. Generally, this would include securities for which trading has been halted, securities whose value has been materially affected by the occurrence of a significant event (as defined below), securities whose price has become stale (i.e., the market price has remained unchanged for five business days), and other securities where a market price is not available from either a national pricing service or broker. In addition, the Pricing Committee will review exception priced securities (i.e., securities for which the market value is provided by a quote from a single broker rather than a national pricing service) on a quarterly basis. In these situations, the Pricing committee will employ certain Board-approved methodologies to determine a fair value for the securities. Fair valuations will be reviewed by the Board of Trustees on a quarterly basis. Fair value pricing should result in a more accurate determination of a Fund’s net asset value price, which should eliminate the potential for stale pricing arbitrage opportunities in a Fund. However, fair value pricing involves the risk that the values used by a Fund to price its investments may be different from those used by other investment companies and investors to price the same investments.

A “significant event” is one that occurred prior to a Fund’s valuation time, is not reflected in the most recent market price of a security, and materially affects the value of a security. Generally, such “significant events” relate to developments in foreign securities that occur after the close of trading in their respective markets. The Fund’s accounting agent may obtain fair value prices of foreign securities through utilization of a Fair Value Pricing Service previously approved by the Board where a movement in the U.S. equities market is sufficiently large to constitute a trigger established by the Pricing Committee.

FEDERAL INCOME TAXES:

At June 30, 2010, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes for the Giant 5 Total Investment System and Giant 5 Total Index System were as follows:

	Giant 5	Giant 5
	Total Investment	Total Index
	System	System

Cost of Investments	$16,486,939	$17,047,487

Gross unrealized appreciation	$1,658,630	$921,761
Gross unrealized depreciation	(1,741,208)	(3,947,553)
Net unrealized depreciation on investments	$(82,578)	$(3,025,792)

The difference between cost amounts, if any, for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

INVESTMENT TRANSACTIONS:

Investment transactions are recorded on a trade date plus one basis, except for on the last day of the fiscal quarter end, when they are recorded on trade date. Dividend income is recorded on the ex-dividend date. Securities gains and losses are calculated based on the costs of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization of accretion of premium or discount.

Footnote Disclosure

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

▪	Level 1 – quoted prices for active markets for identical securities.

▪	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

▪	Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2010:

Giant 5 Total Investment System Fund

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Investment Companies	$16,012,991	$-	$-	$16,012,991
Short-Term Investments	391,370	-	-	$391,370
Total	$16,404,361	$-	$-	$16,404,361

Giant 5 Total Index System Fund

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Exchange Traded Funds	$13,281,505	$-	$-	$13,281,505
Short-Term Investments	740,190	-	-	740,190
Total	$14,021,695	$-	$-	$14,021,695

* The Giant 5 Funds did not hold any Level 2 or Level 3 securities during the quarter ended June 30, 2010.

Item 2.  Controls and Procedures

a)
The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing of this report and have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, reported and made known to them by others within the Registrant and by the Registrant’s service providers.

b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter ended June 30, 2010 that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits

(a)
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No.	Description of Exhibit
99.1	Certification of Principal Executive Officer
99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Giant 5 Funds

/s/ Michael G. Willis
By: Michael G. Willis
President
(Principal Executive Officer and Principal Financial Officer)

Date:  August 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Michael G. Willis
By: Michael G. Willis
President
(Principal Executive Officer)
Date:  August 19, 2010

/s/ Michael G. Willis
By: Michael G. Willis
(Principal Financial Officer)
Date:  August 19, 2010